Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
18.	SUBSEQUENT EVENTS

On January 8, 2015 (the “Closing Date”), the Company entered into a term loan facility of up to $26.0 million (the “Term Loan”) with Hercules Technology Growth Capital, Inc., or Hercules, the proceeds of which were used to repay the Company’s existing term loan facility with Lighthouse Capital and for general corporate and working capital purposes.

The Term Loan is governed by a loan and security agreement, dated January 8, 2015, between the Company and Hercules (the “Hercules Loan Agreement”). The Hercules Loan Agreement provides for up to three separate borrowings, the first of which was funded in the amount of $15.0 million on the Closing Date. The second borrowing of up to $5.0 million may be drawn by the Company, subject to the satisfaction of customary funding conditions, on or prior to December 15, 2015, provided that the Company meets certain clinical milestones. The third borrowing of up to $6.0 million (the “Term C Loan Advance”) may be drawn, at no less than $3.0 million per draw and subject to the satisfaction of customary funding conditions, on or after September 30, 2015 but before December 15, 2015, provided that between the Closing Date and December 15, 2015, the Company has received net cash proceeds of at least $40.0 million from the issuance and sale by the Company of its equity securities and/or upfront cash payments from one or more strategic corporate partnerships.

The Term Loan will mature on July 1, 2018. Each advance under the Term Loan accrues interest at a floating per annum rate equal to the greater of (i) 7.30% or (ii) the sum of 7.30% plus the prime rate minus 5.75%. The Term Loan provides for interest-only payments on a monthly basis until December 31, 2015. The interest only period may be extended at the Company’s option for a three month period if the Company attains certain clinical milestones, and for an additional three month period if the Company attains certain clinical milestones and receives net cash proceeds of at least $30.0 million from the issuance and sale by the Company of its equity securities and/or upfront cash payments from one or more strategic corporate partnerships. Thereafter, amortization payments will be payable monthly in equal installments of principal and interest to fully amortize the outstanding principal over the remaining term of the loan, subject to recalculation upon a change in the prime rate. The Company may prepay the Term Loan in whole or in part upon seven business days’ prior written notice to Hercules. Any such prepayment of the Term Loan is subject to a prepayment charge of (i) 3.0% if such prepayment occurs within twelve months of the Closing Date, (ii) 2.0% if such prepayment occurs after twelve months following the Closing Date but on or prior to twenty-four months following the Closing Date, and (iii) 1.0% thereafter. Amounts outstanding during an event of default are payable upon Hercules’ demand and shall accrue interest at an additional rate of 5.0% per annum of the past due amount outstanding. At the end of the loan term (whether at maturity, by prepayment in full or otherwise), the Company shall make a final payment to the lender in the amount of 6.70% of the aggregate original principal amount advanced by the lender.

In connection with the Hercules Loan Agreement, the Company issued to Hercules a warrant to purchase shares of the common stock of the Company at an exercise price of $6.05 per share. The warrant is initially exercisable for 137,521 shares of common stock. On such date (if any) as a Term C Loan Advance is made to the Company, the warrant shall automatically become exercisable for an additional 34,380 shares of common stock. The exercise price and the number of shares are subject to adjustment upon a merger event, reclassification of the shares of Common Stock, subdivision or combination of the shares of common stock or certain dividend payments. The warrant is exercisable until January 8, 2020.

In connection with the Hercules Loan Agreement, the Company entered into a stock purchase agreement with Hercules, whereby Hercules purchased 135,501 shares of common stock from the Company at a price per share of $7.38, which was equal to the closing price of the common stock on The NASDAQ Global Market on January 7, 2015, for an aggregate purchase price of approximately $1.0 million.